SHAREHOLDERS’ EQUITY	12 Months Ended
Jun. 30, 2023
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 13. SHAREHOLDERS’ EQUITY

As of June 30, 2023 there were March Warrants (defined below) to purchase 3,270 shares of common stock; Series A Warrants to purchase 70,068 shares of common stock; Series B Warrants to purchase 2,620 shares of common stock; IPO underwriter warrants to purchase 3,177 shares of common stock; pre-IPO warrants to purchase 136,834 shares of common stock; LSBD warrants to purchase 150,000 shares of common stock; Series D Warrants (defined below) to purchase 26,478 shares of common stock; Winx Warrants (defined below) to purchase 1,324 shares of common stock; and Representative’s Warrants (defined below) to purchase 32,750 shares of common stock, outstanding and held by certain shareholders. Each warrant initially represented the right to purchase one share of the Company’s common stock (subject to adjustment upon the occurrence of specified events).

On May 8, 2023, the Company’s stockholders approved the full conversion of all Series C Preferred Stock and an increase in the number of shares authorized for issuance under the 2019 Plan. Subsequently, effective as of May 10, 2023, all 3,512,277 shares of outstanding Series C Preferred Stock (which included the 1,149,273 Lender Preferred Shares, but not the 500,000 Closing Holdback Shares (which are not deemed outstanding)) were converted into an aggregate of 526,818 shares of common stock.

On March 8, 2023, the Company entered into the Underwriting Agreement with Ladenburg Thalmann & Co. Inc., as representative (the Representative) of the underwriters named therein, relating to the March 2023 Offering of shares of the Company’s Common Stock (the March Shares) and warrants to purchase shares of Common Stock (the March Warrants). Each of the March Shares was sold in combination with an accompanying one-third Warrant. The combined purchase price for each March Share and accompanying March Warrant was $3.90 and the Underwriters agreed to purchase 569,560 March Shares and 170,868 March Warrant. On March 9, 2023, the Representative fully exercised an over-allotment option under the Underwriting Agreement and purchased an additional 85,430 March Shares and additional March Warrants to purchase 25,629 shares of Common Stock. The March 2023 Offering closed on March 10, 2023.

The March 2023 Offering was made pursuant to an effective shelf registration statement on Form S-3, which was filed with the SEC on April 8, 2022. The gross proceeds, before deducting underwriting discounts and commissions and other March 2023 Offering expenses, was approximately $2.55 million. As part of the Representative’s compensation, the Company issued to the Representative unregistered warrants to purchase 32,750 shares of common stock, which warrants have an exercise price of $4.875 per share (125% of the public offering price per share and accompanying warrant) and will terminate on March 8, 2028. The March Warrants have, (i) an exercise price of $3.90 per share of Common Stock, (ii) a cashless exercise option for a net number of shares of Common Stock determined according to the formula set forth in the March Warrant or (iii) an alternate cashless exercise option (beginning on or after the initial exercise date), to receive an aggregate number of shares of Common Stock equal to the product of (x) the aggregate number of shares of Common Stock that would be issuable upon a cash exercise and (y)1.00. Each whole March Warrant entitles the holder thereof to purchase 1 share of Common Stock. The March Warrants are exercisable upon issuance and will expire on March 10, 2028. The exercise price and the number of shares of Common Stock issuable upon exercise of the March Warrants is subject to appropriate adjustments in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Common Stock.

On December 21, 2022, the Company entered into a December 2022 Purchase Agreement with 14 Series D Investors, pursuant to which the Company agreed to issue and sell to the Series D Investors in the December 2022 Private Placement (i) 176,462 shares of Series D Preferred Stock, with each share of Series D Preferred Stock convertible into 0.15 shares of Common Stock (subject to adjustment upon the occurrence of specified events); and (ii) 529,386 Series D Warrants, with each Series D Warrants representing the right to purchase 0.05 shares of common stock (subject to adjustment upon the occurrence of specified events). In addition, 26,469 Winx Warrants were issued to Winx Capital Pty Ltd., the placement agent for the December 2022 Private Placement, with each Winx Warrant representing the right to purchase 0.05 shares of common stock (subject to adjustment upon the occurrence of specified events). The Series D Warrants have an exercise price of $5.80 per share (subject to adjustment) and expire June 22, 2028. The Winx Warrants have an exercise price of $10.40 per share (subject to adjustment) and expire five years following the effective date of a registration statement covering the resale of common stock underlying the Series D Preferred Stock acquired by the Series D Investors. The Series D Preferred Stock and Series D Warrants were sold together as a unit, with each Unit consisting of one share of Series D Preferred Stock and three Series D Warrants. The purchase price for the Units was $1.25 per Unit. The Unit offering price and the Series D Warrants exercise price were priced above the Nasdaq “Minimum Price” as that term is defined in Nasdaq Rule 5635(d)(1). The shares of Series D Preferred Stock are convertible into an aggregate of 26,464 shares of Common Stock following shareholder approval of such conversion and without the payment of additional consideration. The Series D Warrants are exercisable for an aggregate of 26,478 shares of Common Stock and the Winx Warrants are exercisable for an aggregate of 1,324 shares of Common Stock. The December 2022 Private Placement closed on December 22, 2022.

On October 6, 2022, the Company granted its employees 25,000 shares of Common Stock as compensation. The Company recorded stock compensation expense of $260,000 in relation to the issuance during the three and six months ended December 31, 2022. The Company withheld 1,386 shares for the payment of withholding taxes.

On October 4, 2022, the Company issued 148,183 shares of common stock and 2,363,003 shares of Series C Preferred Stock as partial consideration in connection with the IFP Acquisition. The Company recognized $806,397 of equity issuance costs in relation to this transaction and recorded them as reduction to additional paid-in capital on the Condensed Consolidated Balance Sheets. An additional 500,000 shares of Series C Preferred Stock will be issued by the Company on the one-year anniversary of the IFP Acquisition, pending satisfaction of potential indemnification claims by the Company against the IFP Sellers. See Note 5 for further detail of the IFP Acquisition.